Stockholders’ Equity (Details Narrative) - USD ($)																																1 Months Ended	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2024	May 22, 2024	Apr. 16, 2024	Feb. 12, 2024	Jan. 25, 2024	Sep. 11, 2023	Aug. 22, 2023	Feb. 14, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 21, 2022	Nov. 01, 2022	Nov. 01, 2022	Oct. 01, 2022	Sep. 26, 2022	Sep. 01, 2022	Aug. 25, 2022	Aug. 01, 2022	Jul. 01, 2022	Jun. 30, 2022	Jun. 03, 2022	Jun. 01, 2022	May 01, 2022	Apr. 05, 2022	Apr. 05, 2022	Apr. 04, 2022	Apr. 01, 2022	Mar. 31, 2022	Feb. 03, 2022	Jan. 24, 2022	Jan. 24, 2022	Jan. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 30, 2023
Class of Stock [Line Items]
Purchase price																																										$ 1,000.00
Preferred stock, shares outstanding										0																																0	0
Common stock, shares authorized										100,000,000																							100,000,000							100,000,000		100,000,000	100,000,000
Common stock, par value										$ 0.0001																							$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued										26,766																							3,446,744							3,446,744		461,722	26,766
Common stock, shares outstanding										26,766																							3,446,744							3,446,744		461,722	26,766
Proceeds from issuance of warrants																																									$ 4,578,293
Fair value of shares issued for services																																	$ 43,999	$ 22,000	$ 33,000	$ 68,000	$ 18,000	$ 23,000				$ 477,063	$ 667,998
Sstock compensation expense																																										69,125	187,385
Fair value of shares issued for note payment																																	419,503	1,684,751	68,320	$ 551,269	$ 758,588	1,743,230				3,053,088	547,777
Number of shares issued																																474
Proceeds from issuance of common stock																																$ 182,982								3,922,638	1,854,086	1,799,506
Stock repurchased value																																						$ 76,323
Due on convertible promissory note																																									2,007,435	2,007,435	1,118,888
Fair value of common stock																																	45,588	$ 23,300	$ 50,000
Loss on debt																																									$ 977,188	977,188
Intelligent Investment I LLC [Member]
Class of Stock [Line Items]
Shares issued for services																				24
Fair value of shares issued for services																				$ 30,000								$ 30,000
SRAX [Member]
Class of Stock [Line Items]
Shares issued for services																										10
Fair value of shares issued for services																										$ 20,000
Sstock compensation expense																																											$ 15,000
Newbridge Securities Corporation [Member]
Class of Stock [Line Items]
Shares issued for services																								25
Fair value of shares issued for services																									$ 156,341
Clear Think Capital [Member]
Class of Stock [Line Items]
Shares issued for services												9	7	10		5		5	5			4	4																		685
Fair value of shares issued for services												$ 6,000	$ 6,000	$ 6,000		$ 6,000		$ 6,000	$ 6,000			$ 6,000	$ 6,000																			$ 4,785
Stock issued during period, shares, convertible promissory note																	222
Number of shares issued																																								1,339,656		27,612
Proceeds from issuance of common stock																																										$ 343,849
Stock issued for commitment fees																																										1,250
Stock issuance costs																																										$ 141,250
Number of issued shares of common stock					7,092
Fair value of common stock					$ 50,000
Lind Global Fund II LP [Member]
Class of Stock [Line Items]
Stock issued during period, shares, convertible promissory note															222																											27,584
Fair value of shares issued for note payment															$ 176,666		$ 271,111																									$ 3,053,088
Principal amount																														$ 5,750,000	$ 5,750,000		$ 160,056							$ 160,056		1,018,671
Due on convertible promissory note																																										2,075,900
Loss on settlement of debt																																										$ 977,188
Shares issued upon debt conversion																																								571,531
Lind [Member]
Class of Stock [Line Items]
Stock issued during period, shares, convertible promissory note											222
Fair value of shares issued for note payment											$ 100,000
Aegis Capital Corp. [Member]
Class of Stock [Line Items]
Number of shares issued								8,200
Pre-Funded warrants to purchase common stock								800																																		800
Proceeds from underwritten offering								$ 1,692,000
John Keelers [Member]
Class of Stock [Line Items]
Number of shares issued																																										79,167
Principal amount																																										$ 570,000
Silvia Alana, Nubar Herian and John Keeler [Member]
Class of Stock [Line Items]
Shares issued for services																																										3,472
Timothy McLellan and Trond Ringstand [Member]
Class of Stock [Line Items]
Shares issued for services																																										5,556
Juan Carlos Dalto [Member]
Class of Stock [Line Items]
Shares issued for services																																										2,025
Jeffrey Guzy [Member]
Class of Stock [Line Items]
Shares issued for services																																										7,986
Fair value of shares issued for services																																										$ 227,083
Walter Lubkin Jr. [Member]
Class of Stock [Line Items]
Fair value of shares issued for services																																										34,722
Principal amount																																										250,000
Lind Global Fund II LP [Member]
Class of Stock [Line Items]
Fair value of shares issued for note payment																																									$ 3,053,089
Number of shares issued																																									27,584
Note principal amount converted																																								$ 1,144,900	$ 2,075,900
Shares issued upon debt conversion																																								571,531
Hart Associates L L C [Member]
Class of Stock [Line Items]
Number of shares issued		10,000
Fair value of common stock		$ 23,300
Jefferson Street Capital L L C [Member]
Class of Stock [Line Items]
Number of issued shares of common stock	39,300
Fair value of common stock	$ 45,588
H C Wainwright And Co L L C [Member]
Class of Stock [Line Items]
Number of shares issued																																								979,823
Proceeds from issuance of common stock																																								$ 1,036,911
Gault Seafood [Member]
Class of Stock [Line Items]
Fair value of shares issued for services																													$ 359,250
Intelligent Investments I LLC [Member]
Class of Stock [Line Items]
Shares issued for services																												15
TraDigital Marketing Group [Member]
Class of Stock [Line Items]
Shares issued for services																					10
Fair value of shares issued for services																					$ 13,800							$ 9,750
Clear Think Capital [Member]
Class of Stock [Line Items]
Shares issued for services																											3
Fair value of shares issued for services																											$ 6,000
Mark Crone [Member]
Class of Stock [Line Items]
Shares issued for services							4,000
Fair value of shares issued for services							$ 157,980
Sstock compensation expense																																									$ 50,000	$ 0
Sales Agreement [Member] | Roth Capital Partners, LLC [Member]
Class of Stock [Line Items]
Number of shares issued																																474
Proceeds from issuance of common stock																																$ 182,982
Stock repurchased									151																							151
Stock repurchased value									$ 76,323																							$ 76,323
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued						13,800
Pre-Funded warrants to purchase common stock						34,008																																				167,015
Proceeds from public offering						$ 321,195
Common stock issued for cash and exercise for warrants						34,008
Shares issued upon debt conversion																																											13,333
Securities Purchase Agreement [Member] | Clear Think Capital [Member]
Class of Stock [Line Items]
Number of shares issued																																									1,832
Fair value of common stock																																								$ 2,982,415	$ 200,000
Number of issued shares of common stock																																									1,250
Fair value of common stock																																									$ 141,250
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Class of Stock [Line Items]
Pre-Funded warrants to purchase common stock																														1,000,000	1,000,000													8,701
Principal amount										$ 3,439,558																				$ 5,750,000	$ 5,750,000												$ 3,439,558	$ 1,200,000
Shares issued upon debt conversion																																							7,471			27,584
Securities Purchase Agreement [Member] | Hart Associates L L C [Member]
Class of Stock [Line Items]
Principal amount			$ 300,000
Shares issued upon debt conversion			10,000
Option Agreement [Member] | Afritex Texas [Member]
Class of Stock [Line Items]
Number of shares issued				100,000
Fair value of common stock				$ 630,000
Series A 8% Cumulative Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate																																										8.00%
Warrant [Member] | Investor Relations Consulting Agreement [Member]
Class of Stock [Line Items]
Shares issued for services																															125												125
Proceeds from issuance of warrants																														$ 250,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued for services																																	26,063	6,319	5,238	4,463	1,406	66				41,574	696
Fair value of shares issued for services																																	$ 3	$ 2	$ 1	$ 1	$ 0	$ 0				$ 4
Stock issued during period, shares, convertible promissory note																																	129,700	426,831	15,000	11,971	8,142	7,471				27,584	667
Fair value of shares issued for note payment																																	$ 13	$ 44	$ 2	$ 1	$ 0	$ 1				$ 3
Stock repurchased value
Common stock issued for cash and exercise for warrants																																	979,823			48,640							125
Number of issued shares of common stock																																	39,300	10,000	7,092
Fair value of common stock																																	$ 4	$ 1	$ 1
Common Stock [Member] | Clear Think Capital [Member]
Class of Stock [Line Items]
Shares issued for services																																								37,620
Fair value of shares issued for services																																								$ 98,999
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate																																										8.00%
Board of Directors [Member] | 8% Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of designated preferred stock																																										10,000
John Keeler [Member]
Class of Stock [Line Items]
Shares issued for services										63
Trond Ringstad [Member]
Class of Stock [Line Items]
Shares issued for services										100
Juan Carlos Dalto and Silvia Alana [Member]
Class of Stock [Line Items]
Shares issued for services										43
Assets, Fair Value Disclosure										$ 222,222																																	$ 222,222
Jeffrey Guzy [Member]
Class of Stock [Line Items]
Shares issued for services										144
Walter Lubkin and Tracy Greco and John Lubkin [Member]
Class of Stock [Line Items]
Shares issued for services										441
Changes in notes receivable related parties current										$ 176,228